CAPITAL STOCK (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 IDR (Rp) shares	Dec. 31, 2017 IDR (Rp) shares	Dec. 31, 2015 shares	Apr. 19, 2013 shares	Apr. 18, 2013 shares	Jul. 30, 2004 shares	Jul. 29, 2004 shares	Nov. 13, 1995 shares
Share capital
Number of shares outstanding									8,400,000,000
Treasury stock	1,737,779,800	1,737,779,800	1,737,779,800	2,601,779,800
Total number of shares issued	100,799,996,400	100,799,996,400	100,799,996,400
Percentage of ownership	100.00%	100.00%	100.00%
Treasury shares | Rp		Rp 87	Rp 87
Capital stock	$ 371	Rp 5,040	Rp 5,040
Individually less than 5%	5.00%	5.00%
Capital stock
Share capital
Number of shares outstanding	99,062,216,600	99,062,216,600	99,062,216,600
Percentage of ownership	100.00%	100.00%	100.00%
Oustanding Capital | Rp		Rp 4,953	Rp 4,953
The Bank of New York Mellon Corporation | Capital stock
Share capital
Number of shares outstanding	6,078,374,280	7,000,589,980	6,078,374,280
Percentage of ownership	6.14%	7.07%	6.14%
Oustanding Capital | Rp		Rp 350	Rp 304
Hendri Saparini | Capital stock
Share capital
Number of shares outstanding	414,157	414,157	414,157
Percentage of ownership	0.00%	0.00%	0.00%
Oustanding Capital | Rp		Rp 0	Rp 0
Dolfie Othniel Fredric Palit | Capital stock
Share capital
Number of shares outstanding		372,741
Percentage of ownership		0.00%
Oustanding Capital | Rp		Rp 0
Hadiyanto | Capital stock
Share capital
Number of shares outstanding	875,297	875,297	875,297
Percentage of ownership	0.00%	0.00%	0.00%
Oustanding Capital | Rp		Rp 0	Rp 0
Rinaldi Firmansyah | Capital stock
Share capital
Number of shares outstanding	147,100		147,100
Percentage of ownership	0.00%		0.00%
Oustanding Capital | Rp			Rp 0
Alex Janangkih Sinaga | Capital stock
Share capital
Number of shares outstanding	920,349	920,349	920,349
Percentage of ownership	0.00%	0.00%	0.00%
Oustanding Capital | Rp		Rp 0	Rp 0
Indra Utoyo | Capital stock
Share capital
Number of shares outstanding		1,972,644
Percentage of ownership		0.00%
Oustanding Capital | Rp		Rp 0
Honesti Basyir | Capital stock
Share capital
Number of shares outstanding		1,945,644
Percentage of ownership		0.00%
Oustanding Capital | Rp		Rp 0
Herdy Rosadi Harman | Capital stock
Share capital
Number of shares outstanding	828,012	828,012	828,012
Percentage of ownership	0.00%	0.00%	0.00%
Oustanding Capital | Rp		Rp 0	Rp 0
Abdus Somad Arief | Capital stock
Share capital
Number of shares outstanding	828,314	828,314	828,314
Percentage of ownership	0.00%	0.00%	0.00%
Oustanding Capital | Rp		Rp 0	Rp 0
Dian Rachmawan | Capital stock
Share capital
Number of shares outstanding	888,854	888,854	888,854
Percentage of ownership	0.00%	0.00%	0.00%
Oustanding Capital | Rp		Rp 0	Rp 0
Public | Capital stock
Share capital
Number of shares outstanding	41,376,586,676	40,450,227,048	41,376,586,676
Percentage of ownership	41.77%	40.84%	41.77%
Oustanding Capital | Rp		Rp 2,023	Rp 2,069
Series A Dwiwarna Share | Government agencies | Capital stock
Share capital
Number of shares outstanding	1	1	1
Percentage of ownership	0.00%	0.00%	0.00%
Oustanding Capital | Rp		Rp 0	Rp 0
Series B shares
Share capital
Number of shares outstanding					100,799,996,399	20,159,999,279	20,159,999,279	10,079,999,639	8,399,999,999
Series B shares | Government agencies | Capital stock
Share capital
Number of shares outstanding	51,602,353,560	51,602,353,559	51,602,353,560
Percentage of ownership	52.09%	52.09%	52.09%
Oustanding Capital | Rp		Rp 2,580	Rp 2,580